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Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Investment Objective
The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver/Expense Reimbursement	(0.67%)	[1]
Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.90%	[2]
[1]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027. This Agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment adviser after May 1, 2027 upon sixty (60) days’ written notice to the Fund.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense agreement described will be terminated following May 1, 2027. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Expense Example	Year 1	Year 3	Year 5	Year 10
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | USD ($)	92	330	694	1,720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period September 29, 2023 (commencement of operations) through December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through managed exposure to ether futures contracts (“Ether Futures Contracts”) and investments in U.S. Treasury securities. Under normal market conditions, the Fund will invest at least 80% of its assets in Ether Futures Contracts and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts (such as Ether Futures Contracts) will be valued at their notional value. The Fund does not invest directly in ether. Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”).

The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Ether Futures Contracts and 100% exposure to U.S. Treasury securities. A long-flat strategy, like the one utilized by the Fund, takes a long position when a trend is detected, seeking to take advantage of an anticipated increase in an asset’s value. However, when a downward trend is detected, instead of shorting the downtrend, the strategy exits the position and remains in cash or cash equivalents. The Fund’s strategy is based upon a proprietary signal that is based upon an observation and comparison of ether’s 10-day and 20-day exponential moving average price. An exponential moving average applies a weighting factor to each price point, giving exponentially more weight to recent data, making it a useful tool for identifying trends as it is more responsive to new price changes and trends. This signal is completely quantitative in nature and is based solely on the price movement of ether. The trend-following strategy utilized by the Fund seeks to enhance risk-adjusted returns and decrease the downside risk associated with investments in ether-linked instruments, such as Ether Futures Contracts. Due to the nature of the Fund’s trend-following investment strategy, there will be periods – and perhaps extended periods – when the Fund has no exposure to Ether Futures Contracts, as the entirety of its assets will be invested in U.S. Treasury securities.

Even during periods when the Fund has 100% notional exposure to Ether Futures Contracts, it will still invest up to 75% of its remaining assets in U.S. Treasuries, other U.S. government obligations, money market funds, cash and cashlike equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) to provide liquidity, serve as margin or collateralize the Fund’s investments in Ether Futures Contracts. Due to the high margin requirements that are unique to Ether Futures Contracts and certain tests that must be met in order to qualify as a RIC, the Fund may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to Ether Futures Contracts. The use of reverse repurchase agreements constitutes a form of borrowing.

During periods when the Fund has 100% notional exposure to Ether Futures Contracts, the Fund may enter into swap agreements that provide exposure to ether or Ether Futures Contracts. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a typical swap transaction, two parties agree to exchange, or “swap”, payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. It is currently contemplated that the Fund would primarily utilize swap agreements to provide exposure to movements occurring in the price of ether during times when Ether Futures Contracts are not trading (such as over the weekend). However, the Fund may utilize such swap agreements under other circumstances as well, such as if the Fund is not able to obtain exposure to Ether Futures Contracts. To the extent the Fund utilizes swap agreements, such instruments will be cash-settled uncleared and non-exchange traded.

Additional Information Relating to Ether Futures Contracts

When the Fund has exposure to Ether Futures Contracts, the Fund generally seeks to invest in cash-settled, front-month Ether Futures Contracts. The Fund may also invest in back-month, cash-settled Ether Futures Contracts. Front-month Ether Futures Contracts are those contracts with the shortest time to maturity. Back-month Ether Futures Contracts are those with longer times to maturity.

Ether Futures Contracts are standardized, cash-settled futures contracts traded on commodity exchanges registered with the CFTC that use ether as the reference asset. Currently, the only such contracts the Fund will hold are those traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”). In general, a futures contract is a legal agreement to buy or sell a standardized asset on a specific date or during a specific month that is facilitated through a futures exchange, such as the CME. When a futures contract reaches its expiration, the holder of a futures contract (such as the Fund) must sell that futures contract and replace them with new futures contracts with a later expiration date. This is called “rolling.” Ether Futures Contracts are cash settled on their expiration date, unless they are “rolled” prior to expiration. The Fund intends to “roll” its futures positions in the week prior to expiration and will typically roll to the next available contract (i.e., the contract with the next upcoming expiration date). However, the Fund is not required to roll the contracts at any specific time and the Adviser may roll the contracts at any time of its choosing, depending upon prevailing market conditions and other factors. The Fund’s regular purchases and sales of individual Ether Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

Before an Ether Futures Contract’s expiration, it may trade at a value that is higher or lower than the spot price of ether. When an Ether Futures Contract is trading at a price that is greater than the spot price of ether, the market is said to be in “contango.” If the Ether Futures Contract is trading at a price that is lower than the spot price of ether, the market is said to be in “backwardation.” As the time to expiry of the Ether Futures Contract decreases, the price will trend towards the spot price of ether. When an Ether Futures Contract is in contango, this will cause the return of the contract to underperform the spot price of ether. When an Ether Futures Contract is in backwardation, this will cause the return of the contract to overperform the spot price of ether. The performance of Ether Futures Contracts and ether may not be precisely correlated, over short or long periods of time. To the extent the Fund has investments in back-month Ether Futures Contracts, the Fund’s performance can be expected to be less correlated with the price of ether than if it held front-month Ether Futures Contracts.

The Fund invests in Ether Futures Contracts exclusively through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund does not invest directly in Ether Futures Contracts. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Ether Futures Contracts markets in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Bitwise Investment Manager, LLC, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means it has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties.

Principal Risks
Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.aethetf.com.